FAIR VALUE MEASUREMENTS (Schedule of Cash Fee Activity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Carrying value as of period start	$ (182)	$ (282)
Change to fair value included in finance expense	165	100
Carrying value as of period end	$ (17)	$ (182)